As filed with the Securities and Exchange Commission on March 25, 2024

Registration No. 333-267180

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 4

FIDELITY & GUARANTY LIFE INSURANCE COMPANY

(Name of Insurance Company)

801 Grand Avenue, Suite 2600, Des Moines IA 50309

(Address of Insurance Company’s Principal Executive Offices)

(515) 330-3340

(Insurance Company’s Telephone Number, including Area Code)

Christopher Blunt

Marek Olearnik, Esq.

c/o Fidelity & Guaranty Life Insurance Company

801 Grand Avenue, Suite 2600, Des Moines IA 50309

(515) 330-3340

(Name and Address of Agent for Service)

Copy to:

Stephen E. Roth, Esq.

Partner

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, DC 20001

(202) 383-0100

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 24, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

Explanatory Note

This Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 24, 2025, the effective date of Post-Effective Amendment No. 3, filed on January 10, 2025 (SEC Accession Number 0001193125-25-004217) pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 4 incorporates by reference the information contained in the  Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 3.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Des Moines, State of Iowa, on the 25th day of March, 2025.

FIDELITY & GUARANTY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Christopher O. Blunt
Christopher O. Blunt Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Christopher O. Blunt Christopher O. Blunt	Chief Executive Officer & Director (Principal Executive Officer)	March 25, 2025

* Wendy J.B. Young	Executive Vice President, Chief Financial Officer and Director (principal financial officer)	March 25, 2025

* Mark Wiltse	Senior Vice President, Chief Accounting Officer and Treasurer	March 25, 2025

* Anthony J. Park	Director	March 25, 2025

* Raymond R. Quirk	Director	March 25, 2025

* Michael J. Nolan	Director	March 25, 2025

* By:	/s/ Tessa Cantonwine
Tessa Cantonwine, Attorney-in-Fact